Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Income and Comprehensive Income [Abstract]
Unrealized holding gain/(loss) on available-for-sale securities, tax	$ 0.0	$ 1.3	$ 0.1